INCOME TAX - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities beginning balance	R 1,743.5	R 934.6
Deferred tax expense (income)	(1,130.8)	(824.4)	R (388.5)
Recognised in other comprehensive income	(2.2)	(0.7)	(0.1)
Recognised in equity	14.8	(16.2)
Net deferred tax liabilities ending balance	R 2,891.3	R 1,743.5	R 934.6